Convertible Notes Payable (Detail) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Jan. 31, 2014	Jan. 31, 2013	Sep. 01, 2011
Debt Instrument [Line Items]
Convertible Notes Payable	$ 2,002,307	$ 962,978	$ 1,100,522	$ 1,909,714
Less: Current Portion		0	0	0
Long Term Portion	2,002,307	962,978	1,100,522	1,909,714
9% Senior Subordinated Convertible Notes due February 15, 2016
Debt Instrument [Line Items]
Convertible Notes Payable	1,019,106	962,978	950,522	693,103
8% Senior Subordinated Convertible Notes due
Debt Instrument [Line Items]
Convertible Notes Payable	983,201	0	150,000	150,000	150,000
10% Senior Subordinated Convertible Notes redeemed in fiscal year 2014
Debt Instrument [Line Items]
Convertible Notes Payable			$ 0	$ 1,066,611